Shareholder Report, Holdings (Details)	May 31, 2025
Advisor Class, Horizon Active Asset Allocation Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	99.20%
Advisor Class, Horizon Active Asset Allocation Fund | Technology
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, Horizon Active Asset Allocation Fund | Communications
Holdings [Line Items]
Percent of Total Investments	0.20%
Advisor Class, Horizon Active Asset Allocation Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.10%
Advisor Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Active Asset Allocation Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Active Asset Allocation Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	94.20%
Advisor Class, Horizon Active Asset Allocation Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Advisor Class, Horizon Active Asset Allocation Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
Advisor Class, Horizon Active Asset Allocation Fund | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.10%
Advisor Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Asset Allocation Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	99.20%
Institutional Class, Horizon Active Asset Allocation Fund | Technology
Holdings [Line Items]
Percent of Total Investments	0.50%
Institutional Class, Horizon Active Asset Allocation Fund | Communications
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class, Horizon Active Asset Allocation Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Asset Allocation Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Asset Allocation Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	94.20%
Institutional Class, Horizon Active Asset Allocation Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Institutional Class, Horizon Active Asset Allocation Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
Institutional Class, Horizon Active Asset Allocation Fund | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Asset Allocation Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	99.20%
Investor Class, Horizon Active Asset Allocation Fund | Technology
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, Horizon Active Asset Allocation Fund | Communications
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class, Horizon Active Asset Allocation Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Asset Allocation Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Asset Allocation Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	94.20%
Investor Class, Horizon Active Asset Allocation Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Investor Class, Horizon Active Asset Allocation Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
Investor Class, Horizon Active Asset Allocation Fund | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class, Horizon Active Asset Allocation Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Active Risk Assist Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	95.50%
Advisor Class, Horizon Active Risk Assist Fund | Technology
Holdings [Line Items]
Percent of Total Investments	2.70%
Advisor Class, Horizon Active Risk Assist Fund | Communications
Holdings [Line Items]
Percent of Total Investments	0.80%
Advisor Class, Horizon Active Risk Assist Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Active Risk Assist Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	0.20%
Advisor Class, Horizon Active Risk Assist Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Advisor Class, Horizon Active Risk Assist Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
Advisor Class, Horizon Active Risk Assist Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.70%
Advisor Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Active Risk Assist Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.20%
Advisor Class, Horizon Active Risk Assist Fund | CHINA
Holdings [Line Items]
Percent of Total Investments	0.10%
Advisor Class, Horizon Active Risk Assist Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	84.00%
Advisor Class, Horizon Active Risk Assist Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Advisor Class, Horizon Active Risk Assist Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.50%
Advisor Class, Horizon Active Risk Assist Fund | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.10%
Advisor Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Active Risk Assist Fund | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Institutional Class, Horizon Active Risk Assist Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	95.50%
Institutional Class, Horizon Active Risk Assist Fund | Technology
Holdings [Line Items]
Percent of Total Investments	2.70%
Institutional Class, Horizon Active Risk Assist Fund | Communications
Holdings [Line Items]
Percent of Total Investments	0.80%
Institutional Class, Horizon Active Risk Assist Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.50%
Institutional Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Risk Assist Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class, Horizon Active Risk Assist Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class, Horizon Active Risk Assist Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class, Horizon Active Risk Assist Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.70%
Institutional Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Risk Assist Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.20%
Institutional Class, Horizon Active Risk Assist Fund | CHINA
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class, Horizon Active Risk Assist Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	84.00%
Institutional Class, Horizon Active Risk Assist Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Institutional Class, Horizon Active Risk Assist Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.50%
Institutional Class, Horizon Active Risk Assist Fund | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.10%
Institutional Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Risk Assist Fund | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Investor Class, Horizon Active Risk Assist Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	95.50%
Investor Class, Horizon Active Risk Assist Fund | Technology
Holdings [Line Items]
Percent of Total Investments	2.70%
Investor Class, Horizon Active Risk Assist Fund | Communications
Holdings [Line Items]
Percent of Total Investments	0.80%
Investor Class, Horizon Active Risk Assist Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Risk Assist Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class, Horizon Active Risk Assist Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class, Horizon Active Risk Assist Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class, Horizon Active Risk Assist Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.70%
Investor Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Risk Assist Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class, Horizon Active Risk Assist Fund | CHINA
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class, Horizon Active Risk Assist Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	84.00%
Investor Class, Horizon Active Risk Assist Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Investor Class, Horizon Active Risk Assist Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.50%
Investor Class, Horizon Active Risk Assist Fund | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class, Horizon Active Risk Assist Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Risk Assist Fund | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	0.30%
Advisor Class, Horizon Active Income Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	86.50%
Advisor Class, Horizon Active Income Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Advisor Class, Horizon Active Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, Horizon Active Income Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	86.50%
Institutional Class, Horizon Active Income Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Institutional Class, Horizon Active Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Active Income Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	86.50%
Investor Class, Horizon Active Income Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Investor Class, Horizon Active Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Equity Premium Income Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	2.10%
Investor Class, Horizon Equity Premium Income Fund | Technology
Holdings [Line Items]
Percent of Total Investments	30.10%
Investor Class, Horizon Equity Premium Income Fund | Communications
Holdings [Line Items]
Percent of Total Investments	11.10%
Investor Class, Horizon Equity Premium Income Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
Investor Class, Horizon Equity Premium Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Equity Premium Income Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	8.50%
Investor Class, Horizon Equity Premium Income Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Investor Class, Horizon Equity Premium Income Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
Investor Class, Horizon Equity Premium Income Fund | Financials
Holdings [Line Items]
Percent of Total Investments	15.50%
Investor Class, Horizon Equity Premium Income Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.40%
Investor Class, Horizon Equity Premium Income Fund | Energy
Holdings [Line Items]
Percent of Total Investments	3.20%
Investor Class, Horizon Equity Premium Income Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, Horizon Equity Premium Income Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.50%
Investor Class, Horizon Equity Premium Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Equity Premium Income Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class, Horizon Equity Premium Income Fund | Technology
Holdings [Line Items]
Percent of Total Investments	30.10%
Advisor Class, Horizon Equity Premium Income Fund | Communications
Holdings [Line Items]
Percent of Total Investments	11.10%
Advisor Class, Horizon Equity Premium Income Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
Advisor Class, Horizon Equity Premium Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Equity Premium Income Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	8.50%
Advisor Class, Horizon Equity Premium Income Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Advisor Class, Horizon Equity Premium Income Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
Advisor Class, Horizon Equity Premium Income Fund | Financials
Holdings [Line Items]
Percent of Total Investments	15.50%
Advisor Class, Horizon Equity Premium Income Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.40%
Advisor Class, Horizon Equity Premium Income Fund | Energy
Holdings [Line Items]
Percent of Total Investments	3.20%
Advisor Class, Horizon Equity Premium Income Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, Horizon Equity Premium Income Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.50%
Advisor Class, Horizon Equity Premium Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Defined Risk Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	3.80%
Investor Class, Horizon Defined Risk Fund | Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
Investor Class, Horizon Defined Risk Fund | Communications
Holdings [Line Items]
Percent of Total Investments	10.70%
Investor Class, Horizon Defined Risk Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
Investor Class, Horizon Defined Risk Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Defined Risk Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	8.40%
Investor Class, Horizon Defined Risk Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Investor Class, Horizon Defined Risk Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
Investor Class, Horizon Defined Risk Fund | Financials
Holdings [Line Items]
Percent of Total Investments	14.70%
Investor Class, Horizon Defined Risk Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
Investor Class, Horizon Defined Risk Fund | Energy
Holdings [Line Items]
Percent of Total Investments	3.10%
Investor Class, Horizon Defined Risk Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Investor Class, Horizon Defined Risk Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.60%
Investor Class, Horizon Defined Risk Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Defined Risk Fund | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class, Horizon Defined Risk Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	3.80%
Advisor Class, Horizon Defined Risk Fund | Technology
Holdings [Line Items]
Percent of Total Investments	31.20%
Advisor Class, Horizon Defined Risk Fund | Communications
Holdings [Line Items]
Percent of Total Investments	10.70%
Advisor Class, Horizon Defined Risk Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
Advisor Class, Horizon Defined Risk Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Defined Risk Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	8.40%
Advisor Class, Horizon Defined Risk Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
Advisor Class, Horizon Defined Risk Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
Advisor Class, Horizon Defined Risk Fund | Financials
Holdings [Line Items]
Percent of Total Investments	14.70%
Advisor Class, Horizon Defined Risk Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.90%
Advisor Class, Horizon Defined Risk Fund | Energy
Holdings [Line Items]
Percent of Total Investments	3.10%
Advisor Class, Horizon Defined Risk Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Advisor Class, Horizon Defined Risk Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.60%
Advisor Class, Horizon Defined Risk Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Defined Risk Fund | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	1.00%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	4.60%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Communications
Holdings [Line Items]
Percent of Total Investments	12.80%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	6.60%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Financials
Holdings [Line Items]
Percent of Total Investments	19.60%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.70%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Energy
Holdings [Line Items]
Percent of Total Investments	2.90%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
Advisor Class, Horizon Multi-Factor U.S. Equity Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	4.60%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Communications
Holdings [Line Items]
Percent of Total Investments	12.80%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.90%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	6.60%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Financials
Holdings [Line Items]
Percent of Total Investments	19.60%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.70%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Energy
Holdings [Line Items]
Percent of Total Investments	2.90%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
Investor Class, Horizon Multi-Factor U.S. Equity Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Defensive Core Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	13.50%
Advisor Class, Horizon Defensive Core Fund | Technology
Holdings [Line Items]
Percent of Total Investments	29.30%
Advisor Class, Horizon Defensive Core Fund | Communications
Holdings [Line Items]
Percent of Total Investments	11.60%
Advisor Class, Horizon Defensive Core Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
Advisor Class, Horizon Defensive Core Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Defensive Core Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	5.40%
Advisor Class, Horizon Defensive Core Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Advisor Class, Horizon Defensive Core Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
Advisor Class, Horizon Defensive Core Fund | Financials
Holdings [Line Items]
Percent of Total Investments	12.00%
Advisor Class, Horizon Defensive Core Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
Advisor Class, Horizon Defensive Core Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Advisor Class, Horizon Defensive Core Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.60%
Advisor Class, Horizon Defensive Core Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Advisor Class, Horizon Defensive Core Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.10%
Advisor Class, Horizon Defensive Core Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Defensive Core Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	13.50%
Investor Class, Horizon Defensive Core Fund | Technology
Holdings [Line Items]
Percent of Total Investments	29.30%
Investor Class, Horizon Defensive Core Fund | Communications
Holdings [Line Items]
Percent of Total Investments	11.60%
Investor Class, Horizon Defensive Core Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
Investor Class, Horizon Defensive Core Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Defensive Core Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	5.40%
Investor Class, Horizon Defensive Core Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Investor Class, Horizon Defensive Core Fund | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
Investor Class, Horizon Defensive Core Fund | Financials
Holdings [Line Items]
Percent of Total Investments	12.00%
Investor Class, Horizon Defensive Core Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
Investor Class, Horizon Defensive Core Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Investor Class, Horizon Defensive Core Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.60%
Investor Class, Horizon Defensive Core Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Investor Class, Horizon Defensive Core Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	90.10%
Investor Class, Horizon Defensive Core Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Tactical Fixed Income Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	80.00%
Investor Class, Horizon Tactical Fixed Income Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Investor Class, Horizon Tactical Fixed Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Tactical Fixed Income Fund | Investment Companies
Holdings [Line Items]
Percent of Total Investments	80.00%
Advisor Class, Horizon Tactical Fixed Income Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Advisor Class, Horizon Tactical Fixed Income Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	4.30%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Technology
Holdings [Line Items]
Percent of Total Investments	8.60%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	15.40%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Financials
Holdings [Line Items]
Percent of Total Investments	22.50%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Materials
Holdings [Line Items]
Percent of Total Investments	6.30%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.50%
Investor Class, Horizon Multi-Factor Small/Mid Cap Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Cash & Other
Holdings [Line Items]
Percent of Total Investments	4.30%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Technology
Holdings [Line Items]
Percent of Total Investments	8.60%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	15.40%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Financials
Holdings [Line Items]
Percent of Total Investments	22.50%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Materials
Holdings [Line Items]
Percent of Total Investments	6.30%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.50%
Advisor Class, Horizon Multi-Factor Small/Mid Cap Fund | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Horizon Expedition Plus ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Horizon Expedition Plus ETF | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.50%
Horizon Expedition Plus ETF | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Horizon Expedition Plus ETF | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	0.40%
Horizon Landmark ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Horizon Landmark ETF | Purchased Call Options
Holdings [Line Items]
Percent of Total Investments	43.80%
Horizon Landmark ETF | Member
Holdings [Line Items]
Percent of Total Investments	100.00%
Horizon Landmark ETF | Purchased Put Options
Holdings [Line Items]
Percent of Total Investments	55.20%